Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the periods presented, the following compensation was granted to the members of the Leadership Team of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Personnel expenses and other short-term employee benefits	2,176	2,856	3,835
Extra pension benefits	43	33	166
Share-based compensation	1,989	2,081	2,302
Advisory fees	661	471	—
Executive Committee members compensation	4,869	5,441	6,303

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of 31 December 2024 are as follows:

	As of December 31, 2024
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	2,637	721
Payments (the Company towards AstraZeneca) / Liabilities	(8,687)	(1,932)
Total	(6,050)	(1,211)